Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
VIECO USA, Inc. [Member]
Leases [Line Items]
Leases

(7)    Leases

The Company leases out offices and other facilities and certain manufacturing and office equipment under long-term, non-cancelable operating and finance leases. Some leases include options to purchase, terminate, or extend for one or more years. These options are included in the lease term when it is reasonably certain that the option will be exercised. The Company does not recognize ROU assets and lease obligations for short-term leases.

On May 1, 2021, the Company signed an agreement to lease certain commercial space in Guam for a monthly rent of $37 thousand with two months free rent, and fourteen-month term from June 1, 2021 to July 31, 2022, with options to extend for an additional three one-year periods. The lease agreement was entered based on plans to operate in Guam as an additional spaceport for satellite launch services. As of September 30, 2021, the Company recorded $1.5 million of ROU asset and lease obligation related to this warehouse lease in Guam.

The components of lease expense related to leases for the period are as follows:

	Nine Months Ended September 30,
	2021	2020
	(In thousands)
Lease Cost:
Operating lease expense	$2,168	$2,036
Short-term lease expense	2,447	2,374
Finance lease cost:
Amortization of right-of-use assets	$192	$159
Interest on lease obligations	19	69
Total finance lease cost	211	228
Total lease cost	$4,826	$4,638

The components of supplemental cash flow information related to leases for the period are as follows:

	Nine Months Ended September 30,
	2021	2020
	(In thousands)
Cash flow information:
Cash paid for amounts included in the measurement of lease obligations for the year ended:
Operating cash flows for operating leases	$2,018	$1,609
Operating cash flows for finance leases	19	16
Financing cash flows for finance leases	187	155

Non-cash activity:
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$1,632	$—
Finance leases	—	30

Other information:
Weighted average remaining lease term:
Operating leases (in years)	8	10
Finance leases (in years)	1	2

Weighted average discount rates:
Operating leases	11.0%	11.8%
Finance leases	5.4%	3.5%

The supplemental balance sheet information related to leases for the period is as follows:

	As of
	September 30, 2021	December 31, 2020
	(Unaudited)
	(In thousands)
Finance leases
Long-term right-of-use assets	$265	$457

Short-term finance lease liabilities	$258	$253
Long-term finance lease liabilities	95	286
Total finance lease liabilities	$353	$539

Operating leases
Long-term right-of-use assets	$14,781	$14,009

Short-term operating lease liabilities	$1,359	$901
Long-term operating lease liabilities	14,355	13,893
Total operating lease liabilities	$15,714	$14,794

(7)    Leases

The Company leases out offices and other facilities and certain manufacturing and office equipment under long-term, non-cancelable operating and finance leases. Some leases include options to purchase, terminate, or extend for one or more years. These options are included in the lease term when it is reasonably certain that the option will be exercised. The Company does not recognize ROU assets and lease obligations for short-term leases.

At inception, the Company determines if an arrangement contains a lease and whether that lease meets the classification criteria of a finance or operating lease. Some arrangements contain lease components (e.g., minimum rent payments) and non-lease components (e.g., services). The Company has elected to account for these lease and non-lease components as a single lease component. The Company also elects not to apply the recognition requirements to short-term leases.

Operating lease ROU assets and lease obligations are recognized at commencement date based on the present value of lease payments over the lease term. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent its obligation to make lease payments arising from the lease. The Company utilizes its incremental borrowing rate in determining the present value of lease payments unless the implicit rate is readily determinable. As of the transition date on January 1, 2019, the Company utilized the incremental borrowing rate which varies between 11.1% to 11.8% depending on the length of the lease. This was determined by the Company based on input from a third-party valuation firm based on market yields for the respective lease terms. The operating lease ROU assets includes any lease payments made and excludes lease incentives. The Company’s variable lease payments primarily consist of lease payments resulting from changes in the consumer price index. Variable lease payments that do not depend on an index are excluded from the ROU assets and lease obligations and are recognized in the period in which the obligation for those payments is incurred. The Company’s ROU assets and lease obligations may include options to extend or terminate the lease when it is reasonably certain that it will exercise that option. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term.

Finance leases are recorded as an asset and an obligation at an amount equal to the present value of the minimum lease payments during the lease term. Amortization expense and interest expense associated with finance leases are included in selling, general and administrative expenses and interest expense, respectively, on the consolidated statements of operations and comprehensive loss. Amortization of assets under finance lease were $0.2 million and $0.2 million for the years ended December 31, 2020 and 2019, respectively.

The components of lease expense related to leases for the period are as follows:

	2020	2019
	(In thousands)
Lease cost:
Operating lease expense	$2,735	$2,328
Short-term lease expense	3,358	3,162

Finance lease cost:
Amortization of right-of-use assets	237	181
Interest on lease obligations	21	14
Total finance lease cost	258	195
Total lease cost	$6,351	$5,685

The components of supplemental cash flow information related to leases for the period are as follows:

	2020	2019
	(In thousands)
Cash flow information:
Cash paid for amounts included in the measurement of lease obligations for the year ended:
Operating cash flows from operating leases	$2,273	$2,247
Operating cash flows from finance leases	21	14
Financing cash flows from finance leases	230	164

Non-cash activity:
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$—	$15,471
Finance leases	139	232
	2020	2019
Other Information:
Weighted average remaining lease term:
Operating leases (in years)	9	10
Finance leases (in years)	2	3

Weighted average discount rates:
Operating leases	11.8%	11.8%
Finance leases	5.1%	3.3%

The supplemental balance sheet information related to leases for the period is as follows:

	2020	2019
	(In thousands)
Finance Leases
Long-term right-of-use assets	$457	$500
Short-term finance lease obligations	253	193
Long-term finance lease obligations	286	437
Total finance lease obligations	$539	$630

Operating Leases
Long-term right-of-use assets	$14,009	$14,960
Short-term operating lease obligations	901	489
Long-term operating lease obligations	13,893	14,793
Total operating lease obligations	$14,794	$15,282

Lease expense for the years ended December 31, 2020 and 2019 was $6.1 million and $5.5 million, respectively.